Property, Plant and Equipment - Summary of Property Plant and Equipment (Detail) € in Thousands	6 Months Ended
Jun. 30, 2025 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 67,848
Additions	1,781
Impairment of assets	28
Depreciation for the period	(5,556)
Translation differences	(1,653)
Ending balance	62,448 [1]
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	94,405
Ending balance	94,533
Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(26,181)
Ending balance	(31,737)
Impairment of assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(376)
Ending balance	(348)
Buildings and leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	17,078
Additions	0
Impairment of assets	0
Depreciation for the period	(1,102)
Translation differences	(10)
Ending balance	15,966
Buildings and leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	23,537
Ending balance	23,527
Buildings and leasehold improvements | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,458)
Ending balance	(7,560)
Fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,404
Additions	5
Impairment of assets	28
Depreciation for the period	(466)
Translation differences	(41)
Ending balance	2,930
Fixtures and fittings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,532
Ending balance	6,496
Fixtures and fittings | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,753)
Ending balance	(3,219)
Fixtures and fittings | Impairment of assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(376)
Ending balance	(348)
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	47,366
Additions	1,776
Impairment of assets	0
Depreciation for the period	(3,988)
Translation differences	(1,602)
Ending balance	43,552
Plant and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	64,336
Ending balance	64,510
Plant and equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(16,970)
Ending balance	€ (20,958)

[1]	Unaudited